UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22079

RMR DIVIDEND CAPTURE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS	02458
(Address of principal executive offices)	(Zip code)

Adam D. Portnoy, President RMR Dividend Capture Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan

State Street Bank and Trust Company

801 Pennsylvania Avenue, Tower II, 4th Floor

Kansas City, Missouri 64102

Christina T. Simmons, Esq.

State Street Bank and Trust Company

100 Huntington Avenue, 3rd Floor

Boston, Massachusetts 02116

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

RMR Dividend Capture Fund

Portfolio of Investments  –  September 30, 2008 (unaudited)

Company	Shares	Value
Common Stocks – 80.3%
Real Estate Investment Trusts – 77.9%
Diversified – 16.2%
CapLease, Inc.	123,725	$981,139
Duke Realty Corp.	35,100	862,758
Lexington Corporate Properties Trust	50,883	876,205
		2,720,102
Health Care – 6.2%
Medical Properties Trust, Inc.	91,053	1,033,452

Hospitality – 16.9%
Ashford Hospitality Trust, Inc.	148,030	599,522
DiamondRock Hospitality Co.	90,000	819,000
FelCor Lodging Trust, Inc.	70,945	507,966
Hersha Hospitality Trust	121,200	901,728
		2,828,216
Industrial – 7.7%
DCT Industrial Trust, Inc.	58,500	438,165
First Industrial Realty Trust, Inc.	29,730	852,656
		1,290,821
Manufactured Homes – 5.4%
Sun Communities, Inc.	45,717	905,654

Mortgage – 0.5%
Gramercy Capital Corp.	32,262	83,559

Office – 9.2%
Brandywine Realty Trust	40,000	641,200
Parkway Properties, Inc.	23,856	903,188
		1,544,388
Retail – 15.8%
CBL & Associates Properties, Inc.	32,200	646,576
Developers Diversified Realty Corp.	29,400	931,686
Glimcher Realty Trust	68,600	716,184
Pennsylvania Real Estate Investment Trust	19,200	361,920
		2,656,366
Total Real Estate Investment Trusts (Cost $16,130,091)		13,062,558
Other – 2.4%
DHT Maritime, Inc.	60,000	403,200
Total Other (Cost $657,282)		403,200
Total Common Stocks (Cost $16,787,373)		13,465,758

See notes to portfolio of investments.

Company	Shares	Value
Other Investment Companies – 71.7%
Blackrock Enhanced Dividend Achievers Trust	80,766	$695,395
Blackrock Limited Duration Income Trust	56,150	703,560
Blackrock Preferred and Equity Advantage Trust	49,836	515,803
Cohen & Steers Advantage Income Realty Fund, Inc.	58,000	669,320
Cohen & Steers Premium Income Realty Fund, Inc.	47,376	548,614
Cohen & Steers REIT and Preferred Income Fund, Inc.	39,000	505,830
Cohen & Steers REIT and Utility Income Fund, Inc.	65,384	819,915
DWS Dreman Value Income Edge Fund, Inc.	79,070	656,281
DWS RREEF Real Estate Fund II, Inc.	94,150	761,673
Eaton Vance Enhanced Equity Income Fund	51,871	690,403
Eaton Vance Enhanced Equity Income Fund II	20,100	280,797
Eaton Vance Senior Floating-Rate Fund	20,000	218,000
Flaherty & Crumrine/ Claymore Preferred Securities Income Fund, Inc.	55,744	424,212
ING Global Equity Dividend & Premium Opportunity Fund	47,143	523,287
LMP Capital and Income Fund, Inc.	60,144	695,265
LMP Real Estate Income Fund, Inc.	52,172	599,456
Neuberger Berman Real Estate Securities Income Fund, Inc.	84,540	604,461
Nicholas-Applegate Convertible & Income Fund II	53,804	402,992
Nuveen Floating Rate Income Fund	31,885	244,558
Nuveen Real Estate Income Fund	3,700	41,810
Pioneer Floating Rate Trust	53,431	534,844
The Zweig Total Return Fund, Inc.	84,877	311,499
Western Asset Emerging Markets Debt Fund, Inc.	45,473	582,509
Total Other Investment Companies (Cost $17,403,589)		12,030,484
Short-Term Investments – 14.6%
Other Investment Companies – 14.6%
Dreyfus Cash Management, Institutional Shares, 2.71% (a) (Cost $2,447,174)	2,447,174	2,447,174

Total Investments – 166.6% (Cost $36,638,136) (b)		27,943,416

Other assets less liabilities – (7.0)%		(1,172,966)
Preferred Shares, at liquidation preference – (59.6)%		(10,000,000)
Net Assets applicable to common shareholders – 100%		$16,770,450

Notes to Portfolio of Investments

(a)          Rate reflects 7 day yield as of September 30, 2008.

(b)         Although subject to adjustments to the extent 2008 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of September 30, 2008, are as follows:

Cost	$36,638,136

Gross unrealized appreciation	$108,707
Gross unrealized depreciation	(8,803,427)
Net unrealized depreciation	$(8,694,720)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2007, and six months ended June 30, 2008, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Fair Value Measurements

The Fund has adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, or FAS 157, effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund did not fair value any of its securities during the period.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted prices	$27,943,416
Level 2 - Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total	$27,943,416

There were no investments in securities characterized as Level 3 on December 31, 2007, or September 30, 2008.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR DIVIDEND CAPTURE FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 28, 2008

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 28, 2008